15. STOCK OPTIONS AND WARRANTS (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Beginning Balance Outstanding		176,667
Acquired in Blast merger	561,372
Granted	1,218,206	176,667
Exercised	(190,333)
Forfeited and Cancelled	(2,768)
Outstanding Ending balance	1,218,206	176,667
Ending Balance Exercisable	561,372
Outstanding Beginning Balance		$ 0.3
Acquired in Blast merger Per Share	$ 125.15
Granted	$ 0.49	$ 0.24
Exercised	$ 0.46
Forfeited and Cancelled	$ 381.63
Outstanding Ending balance	$ 0.92	$ 0.24	$ 0.0
Exercisable Ending balance	$ 1.44
Weighted Average Remaining Contract Term
Outstanding Beginning Balance	9 years 9 months 0 days
Outstanding Ending Balance	9 years 3 months 18 days	9 years 7 months 5 days	0 years
Exercisable Ending balance	9 years 3 months 12 days